INVESTMENT IN AFFILIATES	12 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN AFFILIATES
NOTE 5 -      INVESTMENT IN AFFILIATES

On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.

Summarized financial information of TAT-Engineering LLC:

	December 31,
	2020	2019
Balance sheets:
Current assets	$320	$466
Non-current assets	1,211	1,383
Current liabilities	1,088	1,040

	Year ended December 31,
	2020	2019	2018
Statements of operation:
Revenues	$413	$877	$1,534
Gross loss	(153)	(228)	(154)
Loss from continuing operations	(365)	(291)	(266)
Net losses attributable to the Company	(185)	(132)	(140)